Other financial liabilities	12 Months Ended
Dec. 31, 2017
Disclosure of other financial liabilities [Abstract]
Disclosure Of Other Financial Liabilities Explanatory [Text Block]
Note 21 Other financial liabilities

Debts and financial liabilities classified according to the type of obligation and their classifications in the consolidated balance sheet are detailed as follows:

	As of December 31, 2017		As of December 31, 2016
	Current	Non current	Current	Non current
	ThCh$	ThCh$	ThCh$	ThCh$
Bank borrowings (*)	24,623,746	73,886,831	39,079,561	29,606,398
Bonds payable (*)	3,306,135	69,476,612	3,250,023	70,836,716
Financial leases obligations (*)	176,586	17,638,289	215,950	17,500,919
Derivatives (**)	10,416,675	-	11,118,676	-
Liability coverage (**)	1,840,188	-	-	-
Deposits for return of bottles and containers	13,228,328	-	13,015,723	-
Total	53,591,658	161,001,732	66,679,933	117,944,033

(*) See Note 5.
(**) See Note 7.

The maturities and interest rates of these obligations are detailed as follows:

Current loan and financial obligation

As of December 31, 2017:

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	0 to 3 months	3 months to 1 year	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$		(%)
Bank borrowings
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Superville	Argentina	USD	-	185,739	185,739	At maturity	2.50
0-E	Finca La Celia S.A.	Argentina	0-E	Santander Río	Argentina	USD	184,728	-	184,728	At maturity	5.00
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Macro	Argentina	USD	-	185,339	185,339	At maturity	2.70
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Macro	Argentina	USD	-	184,652	184,652	At maturity	2.50
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Patagonia	Argentina	USD	185,018	-	185,018	At maturity	2.55
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Patagonia	Argentina	USD	-	215,408	215,408	At maturity	3.20
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Patagonia	Argentina	ARS	399,014	-	399,014	At maturity	31.77
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Patagonia	Argentina	ARS	292,589	-	292,589	At maturity	31.50
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Patagonia	Argentina	ARS	250,005	-	250,005	At maturity	31.50
0-E	Finca La Celia S.A.	Argentina	0-E	Banco San Juan	Argentina	ARS	-	67,356	67,356	Quarter	25.50
0-E	Finca La Celia S.A.	Argentina	0-E	Banco San Juan	Argentina	ARS	-	674,403	674,403	Quarter	27.00
0-E	Finca La Celia S.A.	Argentina	0-E	Banco San Juan	Argentina	ARS	-	66,398	66,398	Quarter	26.00
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Comafi	Argentina	ARS	368,143	-	368,143	At maturity	24.50
0-E	Finca La Celia S.A.	Argentina	0-E	BBVA	Argentina	ARS	498,676	-	498,676	At maturity	32.00
91,041,000-8	Viña San Pedro Tarapacá S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	USD	-	4,961,271	4,961,271	At maturity	1.75
91,041,000-8	Viña San Pedro Tarapacá S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	UF	58,809	-	58,809	At maturity	2.70
91,041,000-8	Viña San Pedro Tarapacá S.A. (1)	Chile	97,018,000-1	Scotiabank Chile	Chile	USD	4,238	4,839,005	4,843,243	At maturity	2.42
91,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	324,308	324,308	At maturity	4.56
99,586,280-8	Compañía Pisquera de Chile S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	326,560	-	326,560	At maturity	4.68
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	UF	17,425	29,507	46,932	Monthly	4.80
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	UF	9,956	30,704	40,660	Monthly	5.48
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	13,500	40,500	54,000	Monthly	6.00
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	12,667	-	12,667	Monthly	7.59
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	19,170	42,000	61,170	Monthly	5.88
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	22,500	67,500	90,000	Monthly	5.76
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	37,500	-	37,500	Monthly	5.40
96,711,590-8	Manantial S.A.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	CLP	8,641	26,677	35,318	Monthly	6.12
96,711,590-8	Manantial S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	20,028	61,526	81,554	Monthly	5.02
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	16,667	49,999	66,666	Monthly	4.44
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	20,834	62,500	83,334	Monthly	4.42
96,711,590-8	Manantial S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	69,530	213,527	283,057	Monthly	4.92
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	41,700	125,100	166,800	Monthly	4.92
96,711,590-8	Manantial S.A.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	CLP	38,678	86,121	124,799	Monthly	4.73
96,711,590-8	Manantial S.A.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	CLP	35,966	110,127	146,093	Monthly	4.42
0-E	Milotur S.A.	Uruguay	0-E	Banco Itaú	Uruguay	UYI	403,857	288,469	692,326	Monthly	6.00
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	-	2,021,408	2,021,408	At maturity	5.35
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,018,000-1	Scotiabank Chile	Chile	CLP	16,600	-	16,600	At maturity	4.50
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	6,708	-	6,708	At maturity	4.68
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	200,248	614,849	815,097	Monthly	5.02
0-E	Compañía Industrial Cervecera S.A.	Argentina	0-E	Banco de la Nación Argentina	Argentina	ARS	300,889	561,283	862,172	Monthly	26.63
0-E	Compañía Industrial Cervecera S.A.	Argentina	0-E	Banco de la Nación Argentina	Argentina	ARS	80,679	26,371	107,050	Monthly	27.81
0-E	Compañía Industrial Cervecera S.A.	Argentina	0-E	Banco Galicia	Argentina	ARS	925,670	1,594,645	2,520,315	Quarter	23.00
0-E	Compañía Industrial Cervecera S.A.	Argentina	0-E	Banco de la Nación Argentina	Argentina	ARS	3,944	1,975,917	1,979,861	At maturity	20.00
Sub-Total							4,891,137	19,732,609	24,623,746
Financial leases obligations
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Supervielle	Argentina	ARS	577	-	577	Monthly	17.50
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Supervielle	Argentina	ARS	419	406	825	Monthly	17.50
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Supervielle	Argentina	ARS	1,561	4,752	6,313	Monthly	17.00
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	99,012,000-5	Consorcio Nacional de Seguros S.A.	Chile	UF	14,986	47,281	62,267	Monthly	7.07
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	UF	26,989	73,384	100,373	Monthly	4.33
76,077,848-6	Cervecera Belga de la Patagonia S.A.	Chile	97,015,000-5	Banco Santander de Chile	Chile	UF	6,231	-	6,231	Monthly	6.27
Sub-Total							50,763	125,823	176,586

(1) This obligation is hedged by a Cross Currency Interest Rate Swap agreement (Note 7).
(*) See Note 5 non-discounted contractual cash flows.

						Maturity (*)
Debtor Tax ID	Company	Debtor country	Registration or ID No. Instrument	Creditor country	Currency	0 to 3 months	3 months to 1 year	Total	Type of amortization	Interest Rate
						ThCh$	ThCh$	ThCh$		(%)
Bonds payable
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	388 18/10/2004 Bono Serie E	Chile	UF	41,232	2,617,308	2,658,540	Semiannual	4.00
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	573 23/03/2009 Bono Serie H	Chile	UF	647,595	-	647,595	Semiannual	4.25
Sub-Total						688,827	2,617,308	3,306,135

(1) This obligation is hedged by a Cross Currency Interest Rate Swap agreement (Note 7).
(*) See Note 5 non-discounted contractual cash flows.

As of December 31, 2016:

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	0 to 3 months	3 months to 1 year	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$		(%)
Bank borrowings
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Superville	Argentina	USD	136,115	-	136,115	At maturity	3.50
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Superville	Argentina	USD	135,537	-	135,537	At maturity	3.50
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Superville	Argentina	USD	217,353	-	217,353	At maturity	3.50
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Superville	Argentina	USD	-	54,032	54,032	At maturity	4.25
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Macro	Argentina	USD	-	200,933	200,933	At maturity	1.85
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Patagonia	Argentina	USD	201,628	-	201,628	At maturity	2.70
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Patagonia	Argentina	USD	-	133,909	133,909	At maturity	2.00
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Patagonia	Argentina	ARS	1,436	1,589	3,025	Quarter	15.25
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Patagonia	Argentina	ARS	433,258	-	433,258	At maturity	36.00
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Patagonia	Argentina	ARS	228,734	-	228,734	At maturity	29.00
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Patagonia	Argentina	ARS	340,659	-	340,659	At maturity	28.50
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Patagonia	Argentina	ARS	-	518,917	518,917	At maturity	26.75
0-E	Finca La Celia S.A.	Argentina	0-E	Banco San Juan	Argentina	ARS	367,243	-	367,243	Quarter	30.00
0-E	Finca La Celia S.A.	Argentina	0-E	Banco San Juan	Argentina	ARS	9,178	400,250	409,428	Quarter	27.00
0-E	Finca La Celia S.A.	Argentina	0-E	Banco San Juan	Argentina	ARS	425	84,263	84,688	Quarter	23.00
0-E	Finca La Celia S.A.	Argentina	0-E	BBVA	Argentina	ARS	524,538	-	524,538	At maturity	27.50
0-E	Finca La Celia S.A.	Argentina	0-E	BBVA	Argentina	ARS	50,045	-	50,045	At maturity	27.00
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Patagonia	Argentina	ARS	290,342	-	290,342	At maturity	27.75
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Patagonia	Argentina	ARS	74,763	-	74,763	At maturity	27.50
91,041,000-8	Viña San Pedro Tarapacá S.A. (1)	Chile	97,004,000-5	Banco de Chile	Chile	CLP	157,295	7,271,000	7,428,295	At maturity	4.40
91,041,000-8	Viña San Pedro Tarapacá S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	UF	57,821	-	57,821	At maturity	2.70
91,041,000-8	Viña San Pedro Tarapacá S.A. (1)	Chile	97,018,000-1	Scotiabank Chile	Chile	USD	3,151	-	3,151	At maturity	1.79
99,586,280-8	Compañía Pisquera de Chile S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	457,454	16,000,000	16,457,454	At maturity	6.86
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	UF	16,333	50,142	66,475	Monthly	4.80
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	UF	9,264	28,576	37,840	Monthly	5.48
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	UF	7,599	5,124	12,723	Monthly	5.36
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	13,500	40,500	54,000	Monthly	6.00
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	19,000	57,000	76,000	Monthly	7.59
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	14,000	42,000	56,000	Monthly	5.88
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	22,500	67,500	90,000	Monthly	5.76
96,711,590-8	Manantial S.A.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	CLP	8,111	25,086	33,197	Monthly	6.12
96,711,590-8	Manantial S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	205,849	205,849	Monthly	4.92
96,711,590-8	Manantial S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	67,488	203,111	270,599	Monthly	4.92
96,711,590-8	Manantial S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	19,030	58,392	77,422	Monthly	5.02
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	37,500	112,500	150,000	Monthly	5.04
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	-	255,037	255,037	Monthly	4.68
0-E	Milotur S.A.	Uruguay	0-E	Banco Itaú	Uruguay	UYI	406,353	638,554	1,044,907	Monthly	6.00
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	21,408	-	21,408	At maturity	5.35
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,018,000-1	Scotiabank Chile	Chile	CLP	18,000	2,000,000	2,018,000	At maturity	4.50
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	-	6,656	6,656	At maturity	4.68
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	190,490	584,272	774,762	Monthly	5.02
0-E	Compañía Industrial Cervecera S.A.	Argentina	0-E	Banco de la Nación Argentina	Argentina	ARS	251,181	717,375	968,556	Monthly	15.00
0-E	Compañía Industrial Cervecera S.A.	Argentina	0-E	Banco Macro	Argentina	ARS	34,300	23,406	57,706	Monthly	15.25
0-E	Compañía Industrial Cervecera S.A.	Argentina	0-E	Banco BBVA	Argentina	ARS	421,179	421,652	842,831	Quarter	26.00
0-E	Compañía Industrial Cervecera S.A.	Argentina	0-E	Banco de la Nación Argentina	Argentina	ARS	103,106	303,347	406,453	Monthly	25.19
0-E	Compañía Industrial Cervecera S.A.	Argentina	0-E	Banco Galicia	Argentina	ARS	68,826	789,966	858,792	Quarter	30.50
0-E	Compañía Industrial Cervecera S.A.	Argentina	0-E	Banco Citibank	Argentina	ARS	30,190	-	30,190	At maturity	25.66
0-E	Compañía Industrial Cervecera S.A.	Argentina	0-E	Banco HSBC	Argentina	ARS	2,109,794	-	2,109,794	At maturity	25.25
0-E	Compañía Industrial Cervecera S.A.	Argentina	0-E	Banco BBVA	Argentina	ARS	1,392	-	1,392	At maturity	26.12
0-E	Compañía Industrial Cervecera S.A.	Argentina	0-E	Banco Macro	Argentina	ARS	12	-	12	At maturity	25.53
0-E	Compañía Industrial Cervecera S.A.	Argentina	0-E	Santander Río	Argentina	ARS	199,954	-	199,954	At maturity	25.00
0-E	Saenz Briones y Cía. S.A.I.C.	Argentina	0-E	Banco Citibank	Argentina	ARS	1,138	-	1,138	At maturity	26.50
Sub-Total							7,778,623	31,300,938	39,079,561
Financial leases obligations
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Supervielle	Argentina	ARS	453	1,472	1,925	At maturity	17.50
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Supervielle	Argentina	ARS	528	1,545	2,073	At maturity	17.50
96,711,590-8	Manantial S.A.	Chile	97,000,600-6	Banco de Crédito e Inversiones	Chile	UF	14,369	3,837	18,206	Monthly	3.44
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	UF	6,054	8,072	14,126	Monthly	4.78
96,711,590-8	Manantial S.A.	Chile	97,053,000-2	Banco Security	Chile	UF	4,489	8,755	13,244	Monthly	4.40
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	99,012,000-5	Consorcio Nacional de Seguros S.A.	Chile	UF	13,759	42,717	56,476	Monthly	7.07
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	UF	25,436	77,942	103,378	Monthly	4.33
76,077,848-6	Cervecera Belga de la Patagonia S.A.	Chile	97,015,000-5	Banco Santander Chile	Chile	UF	-	6,522	6,522	Monthly	6.27
Sub-Total							65,088	150,862	215,950

(1) This obligation is hedged by a Cross Currency Interest Rate Swap agreement (Note 7).
(*) See Note 5 non-discounted contractual cash flows.

						Maturity (*)
Debtor Tax ID	Company	Debtor country	Registration or ID No. Instrument	Creditor country	Currency	0 to 3 months	3 months to 1 year	Total	Type of amortization	Interest Rate
						ThCh$	ThCh$	ThCh$		(%)
Bonds payable
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	388 18/10/2004 Bono Serie E	Chile	UF	-	2,612,294	2,612,294	Semiannual	4.00
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	573 23/03/2009 Bono Serie H	Chile	UF	637,729	-	637,729	Semiannual	4.25
Sub-Total						637,729	2,612,294	3,250,023

(*) See Note 5 non-discounted contractual cash flows.

Non-current loan and financial obligation

As of December 31, 2017:

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	Over 1 year to 3 years	Over 3 years to 5 years	Over 5 years	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$	ThCh$		(%)
Bank borrowings
91,041,000-8	Viña San Pedro Tarapacá S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	UF	10,183,293	-	-	10,183,293	At maturity	2.70
91,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	39,750,482	-	39,750,482	At maturity	4.56
99,586,280-8	Compañía Pisquera de Chile S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	16,000,000	-	16,000,000	At maturity	4.68
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	UF	17,624	-	-	17,624	Monthly	5.48
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	72,000	-	-	72,000	Monthly	6.00
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	32,667	-	-	32,667	Monthly	5.88
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	112,500	-	-	112,500	Monthly	5.76
96,711,590-8	Manantial S.A.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	CLP	50,621	-	-	50,621	Monthly	6.12
96,711,590-8	Manantial S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	138,116	-	-	138,116	Monthly	5.02
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	94,445	-	-	94,445	Monthly	4.44
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	131,944	-	-	131,944	Monthly	4.42
96,711,590-8	Manantial S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	297,505	-	-	297,505	Monthly	4.92
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	208,100	-	-	208,100	Monthly	4.92
96,711,590-8	Manantial S.A.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	CLP	171,638	-	-	171,638	Monthly	4.73
96,711,590-8	Manantial S.A.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	CLP	245,098	-	-	245,098	Monthly	4.42
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,018,000-1	Scotiabank Chile	Chile	CLP	2,000,000	-	-	2,000,000	At maturity	4.50
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	400,000	-	-	400,000	At maturity	4.68
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	1,378,183	-	-	1,378,183	Monthly	5.02
0-E	Compañía Industrial Cervecera S.A.	Argentina	0-E	Banco de la Nación Argentina	Argentina	ARS	748,377	-	-	748,377	Monthly	26.63
0-E	Compañía Industrial Cervecera S.A.	Argentina	0-E	Banco Galicia	Argentina	ARS	1,854,238	-	-	1,854,238	Quarter	23.00
Sub-Total							18,136,349	55,750,482	-	73,886,831
Financial leases obligations
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Supervielle	Argentina	ARS	8,792	-	-	8,792	Monthly	17.00
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	99,012,000-5	Consorcio Nacional de Seguros S.A.	Chile	UF	136,371	156,348	17,329,787	17,622,506	Monthly	7.07
76,077,848-6	Cervecera Belga de la Patagonia S.A.	Chile	97,015,000-5	Banco Santander - Chile	Chile	UF	-	6,991	-	6,991	Monthly	6.27
Sub-Total							145,163	163,339	17,329,787	17,638,289

(*) See Note 5 non-discounted contractual cash flows.
						Maturity (*)
Debtor Tax ID	Company	Debtor country	Registration or ID No. Instrument	Creditor country	Currency	Over 1 year to 3 years	Over 3 years to 5 years	Over 5 years	Total	Type of amortization	Interest Rate
						ThCh$	ThCh$	ThCh$	ThCh$		(%)
Bonds payable
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	388 18/10/2004 Bono Serie E	Chile	UF	5,327,846	5,359,626	5,359,627	16,047,099	Semiannual	4.00
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	573 23/03/2009 Bono Serie H	Chile	UF	7,258,889	9,702,632	36,467,992	53,429,513	Semiannual	4.25
Sub-Total						12,586,735	15,062,258	41,827,619	69,476,612

(1) This obligation is hedged by a Cross Currency Interest Rate Swap agreement (Note 7).
(*) See Note 5 non-discounted contractual cash flows.

As of December 31, 2016:
							Maturity (*)
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	Over 1 year to 3 years	Over 3 years to 5 years	Over 5 years	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$	ThCh$		(%)
Bank borrowings
91,041,000-8	Viña San Pedro Tarapacá S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	UF	10,012,233	-	-	10,012,233	At maturity	2.70
91,041,000-8	Viña San Pedro Tarapacá S.A. (1)	Chile	97,018,000-1	Scotiabank Chile	Chile	USD	5,269,733	-	-	5,269,733	At maturity	1.79
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	UF	46,143	-	-	46,143	Monthly	4.80
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	UF	57,305	-	-	57,305	Monthly	5.48
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	108,000	18,000	-	126,000	Monthly	6.00
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	12,667	-	-	12,667	Monthly	7.59
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	88,667	-	-	88,667	Monthly	5.88
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	180,000	22,500	-	202,500	Monthly	5.76
96,711,590-8	Manantial S.A.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	CLP	72,892	13,047	-	85,939	Monthly	6.12
96,711,590-8	Manantial S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	580,563	-	-	580,563	Monthly	4.92
96,711,590-8	Manantial S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	167,461	52,210	-	219,671	Monthly	5.02
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	37,510	-	-	37,510	Monthly	5.04
0-E	Milotur S.A.	Uruguay	0-E	Banco Itaú	Uruguay	UYI	696,605	-	-	696,605	Monthly	6.00
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	2,000,000	-	-	2,000,000	At maturity	5.35
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	400,000	-	-	400,000	At maturity	4.68
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	1,672,625	520,654	-	2,193,279	Monthly	5.02
0-E	Compañía Industrial Cervecera S.A.	Argentina	0-E	Banco de la Nación Argentina	Argentina	$ARS	1,912,999	-	-	1,912,999	Monthly	15.00
0-E	Compañía Industrial Cervecera S.A.	Argentina	0-E	Banco de la Nación Argentina	Argentina	$ARS	134,821	-	-	134,821	Monthly	25.19
0-E	Compañía Industrial Cervecera S.A.	Argentina	0-E	Banco Galicia	Argentina	$ARS	5,529,763	-	-	5,529,763	Quarter	30.50
Sub-Total							28,979,987	626,411	-	29,606,398
Financial leases obligations
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Supervielle	Argentina	$ARS	920	-	-	920	-	17.50
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Supervielle	Argentina	$ARS	544	-	-	544	At maturity	17.50
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	99,012,000-5	Consorcio Nacional de Seguros S.A.	Chile	UF	125,221	130,838	17,131,641	17,387,700	Monthly	7.07
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	UF	98,688	-	-	98,688	Monthly	4.33
76,077,848-6	Cervecera Belga de la Patagonia S.A.	Chile	97,015,000-5	Banco Santander - Chile	Chile	UF	-	13,067	-	13,067	Monthly	6.27
Sub-Total							225,373	143,905	17,131,641	17,500,919

(1) This obligation is hedged by a Cross Currency Interest Rate Swap agreement (Note 7).
(*) See Note 5 non-discounted contractual cash flows.

						Maturity (*)
Debtor Tax ID	Company	Debtor country	Registration or ID No. Instrument	Creditor country	Currency	Over 1 year to 3 years	Over 3 years to 5 years	Over 5 years	Total	Type of amortization	Interest Rate
						ThCh$	ThCh$	ThCh$	ThCh$		(%)
Bonds payable
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	388 18/10/2004 Bono Serie E	Chile	UF	5,125,926	5,298,895	7,904,394	18,329,215	Semiannual	4.00
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	573 23/03/2009 Bono Serie H	Chile	UF	2,345,596	9,540,856	40,621,049	52,507,501	Semiannual	4.25
Sub-Total						7,471,522	14,839,751	48,525,443	70,836,716

(*) See Note 5 non-discounted contractual cash flows.

Details of the fair value of bank borrowings, financial leases obligations and bonds payable are described in Note 7.

The effective interest rates of bond obligations are as follows:

Bonds Serie E	4.51%
Bonds Serie H	4.27%

Debts and financial liabilities are stated in several currencies and they accrue fixed and variable interest rates. These obligations classified by currency and interest type (excluding the effect of cross currency interest rate swap agreements) are detailed as follows:

	As of December 31, 2017		As of December 31, 2016
	Fixed Interest Rate	Variable Interest Rate	Fixed Interest Rate	Variable Interest Rate
	ThCh$	ThCh$	ThCh$	ThCh$
US Dollar	6,102,155	4,843,243	1,079,507	5,272,884
Chilean Pesos	65,836,938	-	33,921,475	-
Argentinean Pesos	8,987,505	1,717,599	12,962,674	3,422,829
Unidades de Fomento	100,928,433	-	102,088,686	-
UYI	692,326	-	1,741,512	-
Total	182,547,357	6,560,842	151,793,854	8,695,713

The terms and conditions of the main interest accruing obligations as of December 31, 2017, are detailed as follows:

A)	Bank Borrowings

Banco Estado – Bank Loans

a)
On July 27, 2012, the subsidiary Compañía Pisquera Chile S.A. (CPCh) signed a bank loan with the Banco del Estado de Chile for a total of ThCh$ 16,000,000, for a period of 5 years, with maturity on July 27, 2017.

This loan accrues interest at an annual fixed rate of 6.86% and an effective rate of 7.17%. The Company amortized interest semi-annually, and the capital amortization consists of a single payment at the end of the established term.

On July 27, 2017 this loan was renewed for 5 years, with maturity on July 27, 2022. This loan accrues interest at an annual fixed rate of 4.68%. The Company amortized interest semi-annually, and the capital amortization consists of a single payment at the end of the established term

This obligation is subject to certain reporting obligations in addition to complying with the following financial ratios, which will be measured on the half-yearly financial statements of CPCh:

-
Maintain a Financial Expense Coverage not less than 3, calculated as the relationship between Gross Margin less Marketing costs, Distribution and Administration expenses, plus Other income by function, less Other expenses by function, plus Depreciation and Amortization, divided by Financial costs.

-	Maintain a debt ratio of no more than 3, measured as Total liabilities divided by Equity.

-	Maintain an Equity higher than UF 770,000.

In addition, this loan obliges CPCh to comply with certain restrictions of affirmative nature, including maintaining insurance, maintaining the ownership of essential assets, and also to comply with certain restrictions, such as not to pledge, mortgage or grant any kind of encumbrance or real right over any fixed asset with an individual accounting value higher than UF 10,000, except under the terms established by the agreement, among other.

As of December 31, 2017, the Company was in compliance with the financial covenants and specific requirements of this loan.

b)	On April 25, 2012, the subsidiary Cervecería Kunstmann S.A. signed a bank loan with Banco del Estado e Chile for a total of ThCh$ 500,000, maturing on April 25, 2013.

Subsequently this loan was renewed for one year, maturing on April 25, 2014. It was renewed for one year, maturing on April 25, 2015. Subsequently this loan was renewed for one year, maturing on April 27, 2016.

This loan accrues a fixed interest at an annual rate. The subsidiary amortizes interest and capital amortization consists of a single payment at the end of the established term.

On April 27, 2016, this loan was paid.

c)	On April 25, 2013, the subsidiary Cervecería Kunstmann S.A. signed a bank loan with Banco del Estado de Chile for a total of ThCh$ 600,000, maturing on April 25, 2014.

It was renewed for one year, maturing on April 25, 2015. Subsequently this loan was renewed for one year, maturing on April 27, 2016.

This loan accrues a fixed interest at an annual rate. The subsidiary amortizes interest and capital amortization consists of a single payment at the end of the established term.

On April 27, 2016, this loan was paid.

d)	On June 16, 2014, the subsidiary Viña San Pedro Tarapacá S.A. signed a bank loan with Banco del Estado de Chile for a total of 6,200,000 euros, maturing on June 16, 2015.

This loan accrues a fixed interest at an annual rate. The subsidiary amortizes interest and capital amortization consists of a single payment at the end of the established term.

On June 17, 2015, this loan was paid.

e)	On December 3, 2014, the subsidiary Cervecería Kunstmann S.A. signed a bank loan with Banco del Estado de Chile for a total of ThCh$ 1,300,000, maturing on March 31, 2015.

This loan accrues a fixed interest at an annual rate. The subsidiary amortizes interest and capital amortization consists of a single payment at the end of the established term.

On May 29, 2015 the loan was renewed for a term of 3 months, maturing on July 28, 2015.

On July 17, 2015, this loan was paid.

f)	On October 15, 2014, the subsidiary Viña San Pedro Tarapacá S.A. signed a bank loan with Banco del Estado de Chile for a total of UF 380,000, maturing on October 15, 2019.

This loan accrues a fixed interest at an annual rate. The subsidiary amortizes interest semi-annually and capital amortization consists of a single payment at the end of the established term.

g)	On July 15, 2015, the subsidiary Cervecería Kunstmann S.A. signed a bank loan with Banco del Estado de Chile for a total of ThCh$ 4,000,000, maturing on July 14, 2020.

This loan accrues a fixed interest at an annual rate. The subsidiary amortizes interest and capital amortization consists of a single payment at the end of the established term.

h)	On May 26, 2016, the subsidiary Aguas CCU-Nestlé Chile S.A. signed a bank loan with Banco del Estado de Chile for a total of ThCh$ 5,300,000, maturing on November 22, 2016.

This loan accrues a fixed interest at an annual rate. The subsidiary amortizes interest and capital amortization consists of a single payment at the end of the established term.

On November 22, 2016, this loan was paid.

i)	On April 13, 2017, Compañía Cervecerías Unidas S.A. signed a bank loan with Banco del Estado de Chile for a total of ThCh$ 40,000,000, maturing on April 13, 2022.

This loan accrues a fixed interest at an annual rate. The Company amortizes interest semi-annually, and the capital amortization consists of a single payment at the end of the established term.

The aforementioned loan oblige the Company to comply with the same covenants as indicated in letter E) Restrictions in this Note.

j)	On July 3, 2017 the subsidiary Viña San Pedro Tarapacá S.A. signed a bank loan with Banco del Estado de Chile for a total of US$ 8,000,000, maturing on July 3, 2018.

This loan accrues a fixed interest at an annual rate. The subsidiary amortizes interest monthly, and capital amortization consists of a single payment at the end of the established term.

Banco de Chile – Bank Loans

a)	On July 11, 2011, the subsidiary Viña San Pedro Tarapacá S.A. signed a bank loan with Banco de Chile for a total of US$ 4,436,100, maturing on July 11, 2016.

This loan accrues interest at a compound floating rate Libor plus 180 days plus a fixed margin. The subsidiary amortizes interest semi-annually, and capital amortization consists of a single payment at the end of the established term.

This debt was changed to Euros and a fixed interest rate through a currency US$-Euro and interest rate swap agreements (Cross Currency Interest Rate Swap). For details of the Company's hedge strategies see Note 5 and 7.

On July 11, 2016, this loan was paid.

b)	On July 7, 2011, the subsidiary Viña San Pedro Tarapacá S.A. signed a bank loan with Banco de Chile for a total of US$ 10,000,000, maturing on July 7, 2016.

This loan accrues interest at a compound floating rate Libor plus 180 days plus a fixed margin. The subsidiary amortizes interest semi-annually, and capital amortization consists of a single payment at the end of the established term.

The interest rate risk to which the subsidiary is exposed as result of this loan is mitigated by the use of cross interest rate swap agreements (interest rate fixed). For details of the Company's hedge strategies see Note 5 and 7.

On July 7, 2016, this loan was paid.

The aforementioned loans (letter a) and letter b)) oblige the Company to comply with the same covenants indicated in letter D) Restrictions in this Note.

c)	On July 7, 2016, the subsidiary Viña San Pedro Tarapacá S.A. signed a bank loan with Banco de Chile for a total of ThCh$ 7,271,000, maturing on July 2, 2017.

This loan accrued interest at an annual rate. The subsidiary amortizes interest and capital consists of a single payment at the end of the established term.

This debt was changed to US$ and a fixed interest rate through a currency CLP-US$ and interest rate swap agreements (Cross Currency Interest Rate Swap). For details of the Company's hedge strategies see Note 5 and 7.

On July 2, 2017, this loan was paid.

d)	On April 24, 2014, the subsidiary Cervecería Kunstmann S.A. signed a bank loan with Banco de Chile for a total of ThCh$ 1,000,000, maturing on April 24, 2015.

This loan accrued interest at an annual rate. The subsidiary amortizes interest and capital consists of a single payment at the end of the established term.

On April 24, 2015 the loan was renewed for a term of 1 year, maturing on April 21, 2016.

On April 22, 2016, this loan was paid.

e)	On April 24, 2015, the subsidiary Cervecería Kunstmann S.A. signed a bank loan with Banco de Chile for a total of ThCh$ 600,000 for a period of three months expiring on July 24, 2015.

This loan bears interest at a fixed interest rate. The subsidiary pays the interest and principal in a single payment at the end of the deadline.

On July 24, 2015, this loan was paid.

f)	On April 20, 2016, the subsidiary Cervecería Kunstmann S.A. signed a bank loan with Banco de Chile for a total of ThCh$ 2,000,000, maturing on April 20, 2018.

This loan accrued interest at an annual rate. The subsidiary amortizes interest and capital consists of a single payment at the end of the established term.

On April 20, 2017, the loan was renewed the maturity on April 20, 2019.

g)	On August 25, 2016, the subsidiary Cervecería Kunstmann S.A. signed a bank loan with Banco de Chile for a total of ThCh$ 400,000, maturing on August 24, 2018.

This loan accrued interest at an annual rate. The subsidiary amortizes interest and capital consists of a single payment at the end of the established term.

Banco Scotiabank – Bank Loans

a)	On June 21, 2013, the subsidiary Viña San Pedro Tarapacá S.A. signed a bank loan with Banco Scotiabank for a total of US$ 8,000,000, maturing on June 22, 2015.

This loan accrues interest at a compound floating rate Libor plus 90 days plus a fixed margin. The subsidiary amortizes interest quarterly and capital amortization consists of a single payment at the end of the established term.

The interest rate risk to which the subsidiary is exposed as result of this loan is mitigated by the use of cross interest rate swap agreements (interest rate fixed). For details of the Company's hedge strategies see Note 5 and 7.

On June 22, 2015, this loan was paid.

b)	On September 4, 2014, the subsidiary Cervecería Kunstmann S.A. signed a bank loan with Banco Scotiabank for a total of US$ 638,674, maturing on September 4, 2016.

This loan accrues a fixed interest at an annual rate. The subsidiary amortizes interest semi-annually and capital amortization consists of a single payment at the end of the established term.

On August 24, 2016, this loan was paid.

c)	On June 17, 2015, the subsidiary Viña San Pedro Tarapacá S.A. it signed a bank loan with Banco Scotiabank for a total of US$ 7,871,500, with a term of three years maturing on June 18, 2018.

This loan bears interest at a floating interest rate composed dollar Libor at 90 days plus a fixed margin. The company pays quarterly interest and amortization of capital consists of a single payment at the end of the deadline.

The interest rate risk to which the subsidiary is exposed as result of this loan is mitigated by the use of cross interest rate swap agreements (interest rate fixed). For details of the Company's hedge strategies see Note 5 and 7.

d)	On April 24, 2015, the subsidiary Cervecería Kunstmann S.A. signed a bank loan with Banco Scotiabank for a total of ThCh$ 1,000,000, with a term of one year maturity on April 22, 2016.

This loan accrues a fixed interest at an annual rate. The subsidiary amortizes interest semi-annually and capital amortization consists of a single payment at the end of the established term.

On April 22, 2016, this loan was paid.

e)	On April 20, 2016, the subsidiary Cervecería Kunstmann S.A. signed a bank loan with Banco Scotiabank for a total of ThCh$ 2,000,000, with a term of one year maturity on April 20, 2017.

This loan accrues a fixed interest at an annual rate. The subsidiary amortizes interest semi-annually and capital amortization consists of a single payment at the end of the established term.

On April 20, 2017 the loan was renewed for a term of 2 years, maturing on April 20, 2019.

BBVA Banco Francés S.A.; HSBC Bank Argentina S.A.; Banco de Galicia y Buenos Aires S.A.; La Sucursal de Citibank NA established in Argentinian Republic; Banco de La Provincia de Buenos Aires – Syndicated Bank Loan with Compañía Industrial Cervecera S.A. (CICSA)

On October 5, 2012, the subsidiary CICSA signed a syndicated bank loan for a total of 187.5 million argentinean pesos, maturing on October 5, 2015.

The proportional participation of banks lenders is as follows:

a)	BBVA Bank French S.A., with 55 million argentinean pesos of pro rata participation.

b)	Banco de la Provincia de Buenos Aires, with 54 million argentinean pesos.

c)	HSBC Bank Argentina S.A., with 43.5 million argentinean pesos of pro rata participation.

d)	Banco de Galicia y Buenos Aires S.A., with 20 million argentinean pesos of pro rata participation.

e)	Citibank NA established in Argentinian Republic, with 15 million argentinean pesos of pro rata participation.

This loan accrues interest at an annual rate of 15.01% whose payment is made monthly. The subsidiary amortizes capital in 9 consecutive and equal quarterly quotes, once the grace period of 12 months from the date of disbursement.

This loan obliges the subsidiary to meet specific requirements and financial covenants related to their Consolidated Financial Statements, which according to agreement of the parties are as follows:

a)
Maintain a capability of repayment measure at the end of each quarter less than or equal to 3, calculated as the financial debt over Adjusted EBITDA[1]. Adjusted EBITDA means EBITDA as calculated by the Company in accordance with particular debt instruments in order to measure such instruments’ financial covenants and is defined as: Operating result before Interest, Income taxes, Depreciation and Amortization for the period of 12 months immediately prior to the date of calculation.

b)
Maintain a Financial Expense Coverage measured at the end of each quarter and retroactively for periods of 12 months, not less than 2.5, calculated as the ratio of Adjusted EBITDA (as defined in paragraph (a)) and Financial Costs account.

c)
Maintain at the end of each quarter an indebtedness ratio not higher than 1.5, defined as the ratio Financial Liabilities over the Equity meaning the Equity at the time of calculation, as it arises from their Financial Statements and in accordance with generally accepted accounting principles in the Republic of Argentina.

d)	Maintain at the end of each quarter a minimum Equity of 600 million of argentinean pesos.

On October 5, 2015, this loan was paid.

[1]	EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization).

Banco de la Nación Argentina – Bank Loan with Compañía Industrial Cervecera S.A. (CICSA)

a)
On December 28, 2012, CICSA signed a bank loan for a total of 140 million of argentinean pesos for a period of 7 years, maturing on November 26, 2019, and whose loan is delivered in two stages, where the first was carried out on December 28, 2012, for a total of 56 million argentinean pesos and the second on June 28, 2013, for a total of 84 million of Argentinean pesos.

This loan accrues interest at an annual rate of 15% fixed by first 36 months. Having completed that term, accrues interest at a compound floating rate BADLAR in pesos plus a fixed spread of 400 basis points and to this effect will be taken BADLAR rate published by the Central Bank of the Republic of Argentina, corresponding to five working days prior to the start of the period, subject to the condition that does not exceed the lending rate of portfolio general of Banco de la Nación Argentina, in whose case shall apply this. Interest will be paid monthly.

The subsidiary amortizes capital in 74 consecutive and equal, once the grace period of 10 months from the date of disbursement.

This loan is guaranteed by CCU S.A., through a Stand By issued by the Banco del Estado de Chile to Banco de la Nación Argentina (see Note 34).

b)	On April 20, 2015, the subsidiary CICSA signed a bank loan for a total of 24 million of argentinean pesos, maturing on April 4, 2018.

This loan accrues interest at a compound floating rate BADLAR in pesos plus a fixed spread of 500 basis points and subject to the condition that does not exceed the lending rate of portfolio general of Banco de la Nación Argentina, in whose case shall apply this. Interest will be paid monthly.

The subsidiary amortizes capital in 30 monthly, once the grace period of 6 months from de date of disbursement.

This loan is guaranteed by CCU S.A., through a Stand By issued by the Banco del Estado de Chile to Banco de la Nacion Argentina (see Note 34).

c)	On May 26, 2017, the subsidiary CICSA signed a bank loan for a total of 60 million of argentinean pesos, maturing on May 22, 2018.

This loan accrues a fixed interest at an annual rate of 20%. The subsidiary amortizes monthly interest and and capital amortization consists of a single payment at the end of the established term.

This loan is guaranteed by CCU S.A., through a Stand By issued by the Banco del Estado de Chile in favor of Banco de la Nación Argentina (see Note 34).

d)	On June 26, 2015, the subsidiary CICSA signed a bank loan for a total of 30 million of argentine pesos, maturing on December 26, 2015.

This loan accrues a fixed interest at an annual rate of 23%. The subsidiary amortizes monthly interest and the capital amortization in 6 monthly.

On December 26, 2015, this loan was paid.

Banco BBVA Francés S.A. – Bank Loan with Compañía Industrial Cervecera S.A. (CICSA)

On June 18, 2014, the subsidiary CICSA signed a bank loan with BBVA Bank for a total of 90 million argentinean pesos, maturing on November 18, 2017.

This loan accrues a fixed interest at an annual rate. The subsidiary amortizes interest and capital amortization quarterly.

On November 18, 2017, this loan was paid.

Banco de Galicia y Buenos Aires S.A.; Banco Santander Río S.A.; – Syndicated Bank Loan with Compañía Industrial Cervecera S.A. (CICSA)

On April 20, 2015, the subsidiary CICSA signed a syndicated bank loan for a total of 150 million argentinean pesos, maturing on April 20, 2018.

On September 15, 2016 the subsidiary signed an addendum to the original contract in order to increase the loan capital to 183.33 million argentinean pesos, modify the interest rate, the maturity and schedule of repayment of capital and dates of payment, being the new maturity on September 15, 2019.

On July 14, 2017, the subsidiary signed a new addendum to the original contract in order to modify the interest rate to fixed interest at an annual nominal rate of 23%. The rest of the conditions remained unchanged.

The proportional participation of banks lenders is as follows:

(a) Banco de Galicia y Buenos Aires S.A., with 91.66 million argentinean pesos of pro rata participation.

(b)	Banco Santander Río, with 91.66 million argentinean pesos of pro rata participation.

This loan accrues interest at an annual rate fixed of 23% whose payment will make monthly. CICSA amortised capital in 24 consecutive and variable monthly installments, once completed the 12-month grace period from the date of signature of the addendum.

This loan obliges the subsidiary to meet specific requirements and financial covenants related to their Consolidated Financial Statements, which according to agreement of the parties are as follows:

a)
Maintain a capability of repayment measure at the end of each quarter less than or equal to 3, calculated as the financial debt over Adjusted EBITDA[1]. Adjusted EBITDA means EBITDA as calculated by the Company in accordance with particular debt instruments in order to measure such instruments’ financial covenants and is defined as: Operating result before Interest, Income taxes, Depreciation and Amortization for the period of 12 months immediately prior to the date of calculation.

b)
Maintain a Financial Expense Coverage measured at the end of each quarter and retroactively for periods of 12 months, not less than 2.5, calculated as the ratio of Adjusted EBITDA (as defined in paragraph (a)) and Financial Costs account.

c)
Maintain at the end of each quarter an indebtedness ratio not higher than 1.5, defined as the ratio Financial Liabilities over the Equity meaning the Equity at the time of calculation, as it arises from their Financial Statements and in accordance with generally accepted accounting principles in the Republic of Argentina.

d)	Maintain at the end of each quarter a minimum Equity of 600 million of argentinean pesos.

As of December 31, 2017, the Company was in compliance with the financial covenants and specific requirements of this loan.

B)	Financial Lease Obligations

The most significant financial lease agreements are as follows:

CCU S.A.

In December, 2004, the Company sold a piece of land previously classified as investment property. As part of the transaction, the Company leased eleven floors of a building under construction on the mentioned piece of land.

The building was completed during 2007, and on June 28, 2007, the Company entered into a 25-years lease agreement with Compañía de Seguros de Vida Consorcio Nacional de Seguros S.A., for a total amount of UF 688,635.63, with an annual interest rate of 7.07%. The current value of the agreement amounted to ThCh$ 10,403,632 as of December 31, 2007. The agreement also grants CCU the right or option to acquire the assets contained in the agreement (real estate, furniture and facilities) as from month 68 of the lease. The lease rentals committed are according to the conditions prevailing in the market.

[1]	EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization).

In 2004 the Company recognized a ThCh$ 3,108,950 gain for the building portion not leased by the Company, and a ThCh$ 2,276,677 liability deferred through completion of the building, when the Company recorded the transaction as financial lease.

Subsidiaries: Cervecería Kunstmann S.A. and Finca La Celia S.A.

			Currency	Amount
Type	Institution	Contract Date	type or reset unit	Contract ( Thousands)	Purchase option (UF)	Number of quotas	Anual Interest (%)
Cervecería Kunstmann S.A.
Land Lote 13F1	Banco del Estado de Chile	11-23-2012	UF	22,341	348	73	4.33
Finca La Celia S.A.
Automotor	Banco Supervielle - Argentina	06-10-2014	ARS	5,151	206	45	17.50
Automotor	Banco Supervielle - Argentina	09-04-2014	ARS	4,908	196	45	17.50
Automotor	Banco Supervielle - Argentina	06-07-2017	ARS	17,820	713	36	17.00

As of December 31, 2017 future payments and the current value of finance lease obligations are detailed as follows:

	As of December 31, 2017
Lease Minimum Future Payments	Gross Amount	Interest	Value
	ThCh$	ThCh$	ThCh$
0 to 3 months	354,543	303,780	50,763
3 months to 1 year	1,034,396	908,573	125,823
Over 1 year to 3 years	2,552,580	2,407,417	145,163
Over 3 years to 5 years	2,551,761	2,388,422	163,339
Over 5 years	27,644,377	10,314,590	17,329,787
Total	34,137,657	16,322,782	17,814,875

C)	Bonds Payable

Series E Bonds – CCU S.A.

On October 18, 2004, under number 388 the Company recorded in the Securities Record the issue of 20-year term public bonds for a total UF 2,000,000 maturing on December 1, 2024. This issue was placed in the local market on December 1, 2004, with a discount amounting to ThCh$ 897,857. This obligation accrues interests at a fixed annual rate of 4.0%, and it amortizes interest and capital semi-annually.

On December 17, 2010, took place the Board of Bondholders Serie E, which decided to modify the issued Contract of those bonds in order to update certain references and adapt it to the new IFRS accounting standards. The amendment of the issued Contract is dated December 21, 2010 and has the repertory No. 35738-2010 in the Notary of Ricardo San Martín Urrejola. Because of these changes, the commitment of the Company is to comply with certain financial ratios that will be calculated only on the Consolidated Financial Statements. These financial ratios and other conditions are as follows:

(a)
Maintain at the end of each quarter an indebtedness ratio measured over the consolidated financial statements not higher than 1.5, defined as the ratio of Total Adjusted Liabilities and Total Adjusted Equity. Total Adjusted Liabilities is defined as Total Liabilities less Dividends provisioned, according to policy included in the Statement of Changes in Equity, plus the amount of all guarantees granted by the Issuer or its subsidiaries that are cautioned by real guarantees, except as noted in the contract. Total Adjusted Equity is defined as Total Equity plus Dividends provisioned, according to policy included in the Statement of Changes in Equity.

(b)
Maintain a Financial Expense Coverage measured at the end of each quarter and retroactively for periods of 12 months, not less than 3, calculated as the ratio of Adjusted EBITDA and Financial Costs account. Adjusted EBITDA means EBITDA as calculated by the Company in accordance with particular debt instruments in order to measure such instruments’ financial covenants and is defined as: (i) the sum of Gross Margin and Other income by function accounts; (ii) less (absolute numbers) Distribution costs, Administrative expenses and Other expenses by function accounts; and (iii) plus (absolute numbers) Depreciation and Amortization recorded on the Note Nature of the costs and expenses.

(c)
Maintain at the end of each quarter, assets free of liens for an amount equal to at least 1.2, defined as the ratio of Total Assets free of lien and Total Adjusted Liabilities free of lien. Is defined as Total Assets free of lien are defined as Total Assets less assets pledged as collateral for cautioned obligations of third parties. Total Adjusted Liabilities free of lien are defined as Total Liabilities less Dividends provisioned according to policy contained in the Statement of Changes in Equity.

(d)
Maintain at the end of each quarter a minimum equity of ThCh$ 312,516,750, meaning Equity Attributable to Equity Holders of the Parent plus the Dividends provisioned account, according to policy contained in the Statement of Changes in Equity. This requirement will increase in the amount resulting from each revaluation of property, plant and equipment to be performed by the Issuer.

(e)
To maintain, either directly or indirectly, ownership over more than 50% of the subscribed and paid-up shares and over the voting rights of the following companies: Cervecera CCU Chile Limitada, Embotelladoras Chilenas Unidas S.A. and Viña San Pedro Tarapacá S.A., except in the cases and under the terms established in the agreement.

(f)
To maintain, either directly or through a subsidiary, ownership of the trademark "CRISTAL", denominative for beer class 32 of the international classifier, and not to transfer its use, except to its subsidiaries.

(g)	Not to make investments in facilities issued by related parties, except in the cases and under the terms established in the agreement.

(h)	Neither sells nor transfer assets from the issuer and its subsidiaries representing over 25% of the assets total of the consolidated financial statements.

As of December 31, 2017, the Company was in compliance with the financial covenants required for this public issue.

Series H Bonds – CCU S.A.

On March 23, 2009, under number 573, the Company recorded in the Securities Record the issue of bonds Series H for UF 2 million, with 21 years terms. Emission was placed in the local market on April 2, 2009. The issuance of the Bond H was UF 2 million with maturity on March 15, 2030, with a discount amounting to ThCh$ 156,952, and accrues interest at an annual fixed rate of 4.25%, with amortizes interest and capital semi-annually.

By deed dated December 27, 2010 issued in the Notary of Ricardo San Martín Urrejola, under repertoires No. 36446-2010, were amended Issue Contract Series H, in order to update certain references and to adapt to the new IFRS accounting rules.

The current issue was subscribed with Banco Santander Chile as representative of the bond holders and as paying bank, and it requires that the Company complies with the following financial covenants on its Consolidated Financial Statements and other specific requirements:

(a)
Maintain at the end of each quarter an indebtedness ratio measured over the consolidated financial statements not higher than 1.5, defined as the ratio of Total Adjusted Liabilities and Total Adjusted Equity. The Total Adjusted Liabilities are defined as Total Liabilities less Dividends provisioned, according to policy included in the Statement of Changes in Equity, plus the amount of all guarantees, debts or obligations of third parties not within the liability and outside the Issuer or its subsidiaries that are cautioned by real guarantees granted by the Issuer or its subsidiaries. Total Adjusted Equity is defined as Total Equity plus Dividends provisioned account, according to policy included in the Statement of Changes in Equity.

(b)
Maintain a Financial Expense Coverage measured at the end of each quarter and retroactively for periods of 12 months, not less than 3, calculated as the ratio of Adjusted EBITDA and Financial Costs account. Adjusted EBITDA means EBITDA as calculated by the Company in accordance with particular debt instruments in order to measure such instruments’ financial covenants and is defined as: (i) the sum of Gross Margin and Other income by function accounts; (ii) less (absolute numbers) Distribution costs, Administrative expenses and Other expenses by function accounts; and (iii) plus (absolute numbers) Depreciation and Amortization recorded on the Note Nature of the cost and expenses.

(c)
Maintain at the end of each quarter, assets free of liens for an amount equal to, at least, 1.2, defined as the ratio of Total Assets free of lien and Financial Debt free of lien. Total Assets free of lien are defined as Total Assets less assets pledged as collateral for cautioned obligations of third parties. Financial Debt free of lien is defined as the sum of lines Bank Loans, Bonds payable and Finance lease obligations contained in Note Other financial liabilities of the Consolidated Financial Statements.

(d)
Maintain at the end of each quarter a minimum equity of ThCh$ 312,516,750, meaning Equity Attributable to Equity Holders of the Parent plus the Dividends provisioned account, according to policy included in the Statement of Changes in Equity. This requirement will increase in the amount resulting from each revaluation of property, plant and equipment to be performed by the Issuer.

(e)
To maintain, either directly or indirectly, ownership over more than 50% of the subscribed and paid-up shares and over the voting rights of the following companies: Cervecera CCU Chile Limitada and Embotelladoras Chilenas Unidas S.A.

(f)
Maintain a nominal installed capacity for the production manufacturing of beer and soft drinks, equal or higher altogether than 15.9 million hectolitres a year, except in the cases and under the terms of the contract.

(g)
To maintain, either directly or through a subsidiary, ownership of the trademark "CRISTAL", denominative for beer class 32 of the international classifier, and not to transfer its use, except to its subsidiaries.

(h)	Not to make investments in facilities issued by related parties, except in the cases and under the terms established in the agreement.

The inflationary risk associated to the interest rate in which this Bond H is exposed, is mitigated by the use of cross interest rate swap agreements (interest rate fixed). For details of the Company’s hedge strategies see Note 5 and 7.

As of December 31, 2017, the Company was in compliance with the financial covenants required for this public issue.

D)	Restriction of subsidiary Viña San Pedro Tarapacá S.A.

The subsidiary Viña San Pedro Tarapacá S.A. must comply with certain financial ratios for certain bank loans referred to in letter A):

(a)
Control over subsidiaries representing at least 30% of the consolidated Adjusted EBITDA of the issuer. Adjusted EBITDA. Adjusted EBITDA means EBITDA as calculated by the Company in accordance with particular debt instruments in order to measure such instruments’ financial covenants and is defined as: (i) the sum of Gross Margin and Other income by function accounts; (ii) less (absolute numbers) Distribution costs, Administrative expenses and Other expenses by function accounts; and (iii) plus (absolute numbers) Depreciation and Amortization recorded in the Note Nature of the costs and expenses.

(b)	Not to enter into investments in instruments issued by related parties different from its subsidiaries.

(c)	Neither sells nor transfers essential assets that jeopardize the continuance of its current purpose.

(d)
Maintain at the end of each quarter an indebtedness ratio measured over the consolidated financial statements not higher than 1.2, defined as the ratio of Total Adjusted Liabilities and Total Adjusted Equity. The Total Adjusted Liabilities is defined as Total Liabilities less Dividends provisioned, according to policy contained in the Statement of Changes in Equity, plus the amount of all guarantees, debts or obligations of third parties not within the liabilities and outside the Issuer or its subsidiaries that are cautioned by real guarantees granted by the Issuer or its subsidiaries. Total Adjusted Equity is defined as Total Equity plus Dividends provisioned, according to policy contained in the Statement of Changes in Equity.

(e)
Maintain a Financial Expense Coverage measured at the end of each quarter and retroactively for periods of 12 months, not less than 3, calculated as the ratio of Adjusted EBITDA (as defined in paragraph (a)) and Financial Costs account.

(f)
Maintain at the end of each quarter a minimum equity of ThCh$ 83,337,800, meaning Equity Attributable to Equity Holders of the Parent plus the Dividends provisioned account, according to policy included in the Statement of Changes in Equity. This requirement will increase in the amount resulting from each revaluation of property, plant and equipment to be performed by the Issuer.

E)	Restriction of CCU S.A.

The Company must comply with the following financial ratios for the loan maintained with Banco del Estado de Chile for an amount of ThCh$ 40,000,000, referred in letter A):

(a)
Maintain at the end of each semester an indebtedness ratio measured over the consolidated financial statements not higher than 1.5, defined as the ratio of Total Adjusted Liabilities and Total Adjusted Equity. The Total Adjusted Liabilities are defined as Total Consolidated Liabilities less Dividends provisioned, according to policy included in the Statement of Changes in Equity, plus the amount of all guarantees issued by the Company and its subsidiaries that are cautioned by real guarantees, except as noted in the contract. Total Adjusted Equity is defined as Total Equity plus Dividends provisioned account, according to policy included in the Statement of Changes in Equity.

(b)
Maintain a Financial Expense Coverage measured at the end of each semester and retroactively for periods of 12 months, not less than 3, calculated as the ratio of Adjusted EBITDA and Finance Costs account. Adjusted EBITDA means EBITDA as calculated by the Company in accordance with particular debt instruments in order to measure such instruments’ financial covenants and is defined as: (i) the sum of Gross Margin and Other income by function accounts; (ii) less (absolute numbers) Distribution costs, Administrative expenses and Other expenses by function accounts; and (iii) plus (absolute numbers) Depreciation and Amortization recorded on the Note Nature of the costs and expenses.

(c)
Maintain at the end of each semester a minimum equity of ThCh$ 312,516,750, meaning Equity Attributable to Equity Holders of the Parent plus the Dividends provisioned account, according to policy included in the Statement of Changes in Equity.

(d)
Maintain at the end of each semester, assets free of liens for an amount equal to at least 1.2, defined as the ratio of Total Assets free of lien and Finance Debt free of lien. Total Assets free of lien are defined as Total Assets less assets pledged as collateral for cautioned obligations of third parties. Finance Debt free of lien are defined as the sum of Bank loan, Bonds payable and Lease obligations contained under Note Other financial liabilities.

(e)
To maintain, either directly or indirectly, ownership over more than 50% of the subscribed and paid-up shares and over the voting rights of the following companies: Cervecera CCU Chile Ltda. and Embotelladoras Chilenas Unidas S.A.

(f)	Maintain a nominal installed capacity for the production manufacturing of beer and soft drinks, equal or higher altogether than 15.9 million hectolitres a year.

(g)
To maintain, either directly or through a subsidiary, ownership of the trademark "CRISTAL", denominative for beer class 32 of the international classifier, and not to transfer its use, except to its subsidiaries.

As of December 31, 2017, the Company was in compliance with the financial covenants required for this loan.

F)	Conciliation of finance obligations of Cash Flows

	As of	Flows				Change in foreing currency and		As of
	December 31,	Payments			Accrual of	unit per		December 31,
	2016	Capital	Interest	Acquisitions	interest	adjustment	Others	2017
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Other financial liabilities
Current
Bank borrowings	39,079,561	(22,241,073)	(7,146,384)	16,927,169	7,492,719	(3,435,455)	(6,052,791)	24,623,746
Bond payable	3,250,023	-	(3,051,269)	-	3,166,139	52,599	(111,357)	3,306,135
Financial leases obligations	215,950	(1,405,266)	(8,422)	-	1,209,294	948	164,082	176,586
Total others financial liabililities current	42,545,534	(23,646,339)	(10,206,075)	16,927,169	11,868,152	(3,381,908)	(6,000,066)	28,106,467
Non current
Bank borrowings	29,606,398	(844,687)	-	40,850,000	(306,747)	(1,470,924)	6,052,791	73,886,831
Bond payable	70,836,716	(2,668,458)	-	-	-	1,196,997	111,357	69,476,612
Financial leases obligations	17,500,919	(8,962)	-	-	-	292,593	(146,261)	17,638,289
Total others financial liabililities non-current	117,944,033	(3,522,107)	-	40,850,000	(306,747)	18,666	6,017,887	161,001,732
Total others financial liabililities	160,489,567	(27,168,446)	(10,206,075)	57,777,169	11,561,405	(3,363,242)	17,821	189,108,199

	As of	Flows				Change in foreing currency and		As of
	December 31,	Payments			Accrual of	unit per		December 31,
	2015	Capital	Interest	Acquisitions	interest	adjustment	Others	2016
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Other financial liabilities
Current
Bank borrowings	27,714,998	(24,801,943)	(8,634,001)	19,345,325	8,655,483	(2,648,436)	19,448,135	39,079,561
Bond payable	3,155,239	-	(3,093,163)	-	3,216,241	15,879	(44,173)	3,250,023
Financial leases obligations	321,416	(1,530,851)	-	-	1,205,019	9,427	210,939	215,950
Total others financial liabililities current	31,191,653	(26,332,794)	(11,727,164)	19,345,325	13,076,743	(2,623,130)	19,614,901	42,545,534
Non current
Bank borrowings	48,335,093	(493,181)	-	3,804,384	58,219	(2,649,982)	(19,448,135)	29,606,398
Bond payable	71,352,994	(2,615,542)	-	-	-	2,055,091	44,173	70,836,716
Financial leases obligations	17,238,458	-	-	-	-	473,400	(210,939)	17,500,919
Total others financial liabililities non-current	136,926,545	(3,108,723)	-	3,804,384	58,219	(121,491)	(19,614,901)	117,944,033
Total others financial liabililities	168,118,198	(29,441,517)	(11,727,164)	23,149,709	13,134,962	(2,744,621)	-	160,489,567

	As of	Flows				Change in foreing currency and		As of
	December 31,	Payments			Accrual of	unit per		December 31,
	2014	Capital	Interest	Acquisitions	interest	adjustment	Others	2015
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Other financial liabilities
Current
Bank borrowings	49,137,899	(54,611,891)	(10,807,228)	23,358,700	11,212,161	(6,425,775)	15,851,132	27,714,998
Bond payable	3,029,431	(2,525,569)	(3,070,875)	-	3,194,839	118,555	2,408,858	3,155,239
Financial leases obligations	518,140	(1,697,649)	3,197	-	1,177,697	12,462	307,569	321,416
Total others financial liabililities current	52,685,470	(58,835,109)	(13,874,906)	23,358,700	15,584,697	(6,294,758)	18,567,559	31,191,653
Non current
Bank borrowings	46,684,250	(185,132)	-	19,570,689	-	(1,883,582)	(15,851,132)	48,335,093
Bond payable	70,908,208	-	-	-	-	2,853,644	(2,408,858)	71,352,994
Financial leases obligations	16,874,805	-	-	-	-	671,222	(307,569)	17,238,458
Total others financial liabililities non-current	134,467,263	(185,132)	-	19,570,689	-	1,641,284	(18,567,559)	136,926,545
Total others financial liabililities	187,152,733	(59,020,241)	(13,874,906)	42,929,389	15,584,697	(4,653,474)	-	168,118,198